Net income/(loss) per share (Details 2) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-vested ordinary shares, RSUs and options
Anti-dilutive securities
Anti-dilutive securities	77,073,699	105,899,185	127,098,868